Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Detailed Information about Fair Value of Financial Assets and Liabilities
The following table provides the fair value of each classification of financial instrument as at December 31:

	2020	2019

Loans and receivables:
Cash and cash equivalents	$344,926	$67,716
Restricted cash	3,210	15,285
Trade receivables	17,212	-
Receivable from Serabi	6,429	12,033
Long-term receivables	5,768	11,986
Reclamation bonds and other receivables	136	577
Financial assets at FVTPL:
Marketable securities	3,121	988
Foreign exchange contracts	-	1,640

Total financial assets	$380,802	$110,225
Financial liabilities at FVTPL:
Traded warrants	$36,455	$26,056
Non-traded warrants	14,211	30,090
Gold collars and forward swap contracts	91,393	-
Foreign exchange contracts	12,507	-
Cash settled equity awards	4,831	759
Other:
Accounts payable and accrued liabilities	119,641	67,047
Convertible Notes	281,498	137,995
Credit Facility	300,599	120,225
Debenture	-	10,061
Standby Loan	-	13,252
Other liabilities	-	1,795

Total financial liabilities	$861,135	$407,280